UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%

	Shares	Value
COMMUNICATION SERVICES — 9.2%
Comcast, Cl A	269,562	$11,636,992
Walt Disney	57,504	8,223,647

		19,860,639

CONSUMER DISCRETIONARY — 10.8%
Dollar General	15,200	2,037,104
Lowe’s	67,900	6,885,060
Starbucks	50,500	4,781,845
TJX	177,400	9,678,944

		23,382,953

CONSUMER STAPLES — 6.7%
Coca-Cola	84,500	4,447,235
PepsiCo	78,600	10,045,866

		14,493,101

ENERGY — 1.9%
Exxon Mobil	55,402	4,119,693

FINANCIAL SERVICES — 13.1%
BB&T	125,000	6,441,250
BlackRock, Cl A	17,790	8,320,027
JPMorgan Chase	88,205	10,231,780
S&P Global	10,000	2,449,500
US Bancorp	15,000	857,250

		28,299,807

HEALTH CARE — 17.9%
Baxter International	60,500	5,080,185
Becton Dickinson	22,200	5,612,160
CVS Health	147,500	8,240,825
Johnson & Johnson	48,640	6,333,901
Medtronic	37,500	3,822,750
UnitedHealth Group	39,135	9,745,006

		38,834,827

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIAL — 10.2%
Emerson Electric	55,040	$3,570,995
FedEx	40,100	6,838,253
Honeywell International	27,000	4,656,420
United Technologies	53,200	7,107,520

		22,173,188

INFORMATION SERVICES — 23.3%
Accenture, Cl A	59,655	11,488,360
Apple	55,880	11,904,675
Mastercard, Cl A	51,115	13,917,081
Microsoft	50,000	6,813,500
Oracle	113,290	6,378,227

		50,501,843

MATERIALS — 4.5%
Air Products & Chemicals	18,570	4,238,974
Corteva	39,940	1,178,230
Dow	29,940	1,450,294
DuPont de Nemours	39,940	2,882,070

		9,749,568

TOTAL COMMON STOCK

(Cost $120,634,217)		211,415,619

CASH EQUIVALENT (A) — 2.4%

SEI Daily Income Trust, Government Fund, Cl F, 2.210% (Cost $5,234,273)	5,234,273	5,234,273

TOTAL INVESTMENTS — 100.0% (Cost $125,868,490)		$216,649,892

Percentages are based on Net Assets of $216,584,360.
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2019 (Unaudited)

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HIM-QH-001-3200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 26, 2019